INVESTMENTS - Fixed Maturities Available-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	$ 39,169	$ 17,425
Less than 12 Months, Gross Unrealized Losses	4,415	223
12 Months or Longer, Fair Value	20,816	1,975
12 Months or Longer, Gross Unrealized Losses	5,295	91
Total Fair Value	59,985	19,400
Total Gross Unrealized Losses	9,710	314
Corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	24,580	10,571
Less than 12 Months, Gross Unrealized Losses	2,668	163
12 Months or Longer, Fair Value	16,534	1,633
12 Months or Longer, Gross Unrealized Losses	4,536	75
Total Fair Value	41,114	12,204
Total Gross Unrealized Losses	7,204	238
U.S. government, agencies and authorities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	5,564	993
Less than 12 Months, Gross Unrealized Losses	1,200	11
12 Months or Longer, Fair Value	204	105
12 Months or Longer, Gross Unrealized Losses	18	4
Total Fair Value	5,768	1,098
Total Gross Unrealized Losses	1,218	15
States and political subdivisions
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	130	120
Less than 12 Months, Gross Unrealized Losses	25	2
12 Months or Longer, Fair Value	173	11
12 Months or Longer, Gross Unrealized Losses	64	0
Total Fair Value	303	131
Total Gross Unrealized Losses	89	2
Foreign governments
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	349	349
Less than 12 Months, Gross Unrealized Losses	42	6
12 Months or Longer, Fair Value	417	92
12 Months or Longer, Gross Unrealized Losses	109	8
Total Fair Value	766	441
Total Gross Unrealized Losses	151	14
RMBS
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	671	0
Less than 12 Months, Gross Unrealized Losses	49	0
12 Months or Longer, Fair Value	83	0
12 Months or Longer, Gross Unrealized Losses	38	0
Total Fair Value	754	0
Total Gross Unrealized Losses	87	0
Asset-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	6,298	3,865
Less than 12 Months, Gross Unrealized Losses	230	20
12 Months or Longer, Fair Value	1,765	38
12 Months or Longer, Gross Unrealized Losses	143	0
Total Fair Value	8,063	3,903
Total Gross Unrealized Losses	373	20
Commercial mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	1,577	1,527
Less than 12 Months, Gross Unrealized Losses	201	21
12 Months or Longer, Fair Value	1,640	96
12 Months or Longer, Gross Unrealized Losses	387	4
Total Fair Value	3,217	1,623
Total Gross Unrealized Losses	$ 588	$ 25